Income taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Valuation allowance	$ 520,096,000	$ 499,975,000
Net deferred tax assets (net of valuation allowance)	851,592,000	886,353,000
Net deferred tax asset	850,695,000	884,985,000
Unrecognized Tax Benefits Interest On Income Taxes Accrued	4,800,000	3,500,000
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	10,200,000	10,500,000
Recognized Tax Benefits Current Interest On Income Taxes Accrued	2,000,000.0	664,000
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities	13,600,000
Income tax expense	111,938,000	147,181,000	$ 119,579,000
Interest Expense Reduction Due To Expiration Of The Statue Of Limitations	645,000	26,000,000
Deferred tax asset unrecognized tax benefit	8,700,000
Closing Agreement with the Puerto Rico Department of Treasury
Income Taxes
Income tax expense			108,900,000
FDIC Termination Agreement
Income Taxes
Income tax expense			45,000,000.0
"Deemed sale" incremental tax liability at the capital gains rate | Closing Agreement with the Puerto Rico Department of Treasury
Income Taxes
Income tax expense			49,800,000
Increase in the deferred tax asset due to increase in the tax basis of the loans | Closing Agreement with the Puerto Rico Department of Treasury
Income Taxes
Income tax expense			$ 158,700,000
Qualified Plan
Income Taxes
Deferred Tax Assets, Other Loss Carryforwards	29,000,000
Other liabilities
Income Taxes
Net deferred tax liabilities	897,000	1,400,000
PUERTO RICO
Income Taxes
Valuation allowance	112,871,000	100,175,000
Net deferred tax asset	$ 549,290,000	$ 577,836,000
Corporate tax rate	38.00%	37.50%	39.00%
Dividends Received Deduction From Controlled Subsidiary Percentage	100.00%
Dividends Received Deductions From Other Taxable Domestic Corporations Percentage	85.00%
Income tax expense	$ 111,938,000	$ 147,181,000	$ 119,579,000
Income tax expense recognized attributable to Law Act No. 257			$ 27,700,000
UNITED STATES
Income Taxes
Valuation allowance	407,225,000	399,800,000
Deferred Tax Assets	708,000,000
Net deferred tax asset	$ 301,405,000	$ 307,149,000